Inventories	6 Months Ended
Oct. 31, 2023
Inventoryt [Abstract]
Inventories
4.	Inventories

Inventories are comprised as follows as of April 30, 2023 and October 31, 2023: Finished goods include iwasemi products, the dedicated location measurement devices required to provide hackke services, SonoRepro devices and VUEVO devices. Work in process mainly consists of items related to the assembly of the devices. Raw materials include components related to hackke and SonoRepro. There is no reserve as of April 30, 2023 and October 31, 2023.

	As of
	April 30, 2023	October 31, 2023
	JPY	JPY	US$
	(in thousands)
Finished goods	¥118,984	¥175,018	$1,156
Work-in-process	37	37	0
Raw materials	4,098	4,967	33
Total	¥123,119	¥180,022	$1,189